BALANCE SHEET - USD ($)	Mar. 31, 2023	Mar. 02, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Jul. 01, 2021
Current assets:
Cash	$ 206,263		$ 815,643		$ 1,737,511
Prepaid expenses	312,985		306,462		654,912
Total current assets	624,248		1,122,105		2,392,423
Investments held in trust account	258,765,536		256,918,610		252,994,944
Total Assets	259,389,784		258,040,715		255,387,367
Current liabilities:
Accounts payable	1,900,579		452,860		43,873
Accrued expenses	22,314		33,772		19,332
Accrued offering costs					89,231
Total current liabilities	1,947,893		486,632		152,436
Deferred underwriting fee payable	8,855,000	$ 8,855,000	8,855,000		8,855,000
Total Liabilities	10,802,893		9,341,632		9,007,436
Commitments and Contingencies
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding at December 31, 2022 and 2021
Accumulated deficit	(10,079,359)		(8,120,241)		(6,620,782)
Total Shareholders' Deficit	(10,078,646)		(8,119,528)	$ (6,990,644)	(6,620,069)	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Redemption and Shareholders' Deficit	259,389,784		258,040,715		255,387,367
Class A ordinary shares
Shareholders' Deficit:
Ordinary shares	80		80		80
Class A ordinary shares subject to possible redemption
Current liabilities:
Class A ordinary shares subject to possible redemption, $0.0001 par value, 25,300,000 shares at redemption value of $10.22 and $10.15 per share at March 31, 2023 and December 31, 2022, respectively	258,665,537		256,818,611		253,000,000
Class B ordinary shares
Shareholders' Deficit:
Ordinary shares	$ 633		$ 633		$ 633